INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Before Taxes

	Years Ended December 31,
	2023	2022	2021
U.S.	$2,368	$3,305	$3,955
Non-U.S.	4,791	3,074	3,280
Total Income before taxes	$7,159	$6,379	$7,235

Tax Expense (Benefit)
Tax expense (benefit) consists of:

	Years Ended December 31,
	2023	2022	2021
Current
U.S. Federal	$176	$653	$415
U.S. State	60	124	146
Non-U.S.	1,098	815	886
Total current tax expense (benefit)	1,334	1,592	1,447
Deferred
U.S. Federal	27	(175)	173
U.S. State	11	(36)	37
Non-U.S.	115	32	(32)
Total deferred tax expense (benefit)	153	(180)	178
Total Tax expense	$1,487	$1,412	$1,625
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	Years Ended December 31,
	2023	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Taxes on non-U.S. earnings[1,2,3]	(2.0)	(0.4)	(1.4)
U.S. state income taxes[1]	0.5	1.4	1.5
Reserves for tax contingencies	3.4	1.1	2.2
Employee share-based payments	(0.3)	(0.9)	(0.7)
Restructuring	—	0.7	(1.4)
U.S. federal tax credits	(1.6)	(0.9)	(0.6)
U.S. valuation allowance	(0.1)	(0.2)	2.0
All other items—net	(0.1)	0.3	(0.1)
Effective income tax rate	20.8%	22.1%	22.5%

1	Net of changes in valuation allowance.
2	Includes U.S. taxes on non-U.S. earnings, net of foreign tax credits.
3	2023 includes (3.6)% deferred tax benefit resulting from a non-U.S. legislative change, offset by 3.6% deferred tax expense resulting from a full valuation allowance.

Deferred Tax Assets (Liabilities)
The tax effects of temporary differences and tax carryforwards which give rise to future income tax benefits and payables are as follows:

Deferred tax assets	December 31,
	2023	2022
Postretirement benefits other than pensions	$55	$59
Asbestos and environmental	405	545
Capitalized research and development	582	—
Employee compensation and benefits	148	142
Lease liabilities	258	233
Other accruals and reserves	196	363
Net operating losses	687	695
Capital loss limitation and carryover	385	126
Tax credit carryforwards and other attributes	420	163
Gross deferred tax assets	3,136	2,326
Valuation allowance	(1,292)	(812)
Total deferred tax assets	1,844	1,514
Deferred tax liabilities
Pension	(1,132)	(1,088)
Property, plant and equipment	(441)	(233)
Right-of-use asset	(240)	(212)
Intangibles	(817)	(818)
Unremitted earnings of foreign subsidiaries	(542)	(517)
Other asset basis differences	(369)	(317)
Other	(5)	(1)
Total deferred tax liabilities	(3,546)	(3,186)
Net deferred tax liability	$(1,702)	$(1,672)

Summary of Operating Loss Carryforwards
As of December 31, 2023, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$532	$96
U.S. State	675	25
Non-U.S.	3,720	304
Total	$4,927	$425

Change in Unrecognized Tax Benefits
Many jurisdictions impose limitations on the timing and utilization of net operating loss and tax credit carryforwards. Approximately $3,140 million of the non-U.S. net operating loss has no expiration period. The U.S. federal capital loss carryforward of $502 million expires in 2026. The remaining net operating loss, capital loss and credit carryforwards, and other tax attributes have expiration periods through 2043.

	Years Ended December 31,
	2023	2022	2021
Change in unrecognized tax benefits
Balance at beginning of year	$1,086	$1,061	$991
Gross increases related to current period tax positions	89	64	93
Gross increases related to prior periods tax positions	181	31	39
Gross decreases related to prior periods tax positions	—	(19)	(27)
Decrease related to resolutions of audits with tax authorities	(132)	(3)	(1)
Expiration of the statute of limitations for the assessment of taxes	(3)	(8)	(12)
Foreign currency translation	4	(40)	(22)
Balance at end of year	$1,225	$1,086	$1,061

Summary of Income Tax Examinations
The following table summarizes tax years that remain subject to examination by major tax jurisdictions as of December 31, 2023:

Jurisdiction	Open Tax Years
	Examination in progress	Examination not yet initiated
U.S. Federal	2017-2021	2022-2023
U.S. State	2013-2021	2022-2023
China	2013-2022	2023
Germany	2013-2020	2021-2023
India	2013-2020	2021-2023
Puerto Rico	N/A	2020-2023
Switzerland	2019-2020	2021-2023
United Kingdom	2013-2021	2022-2023